Notes to the interim condensed consolidated statement of financial position - Trade receivables, tax receivables and other current assets - Additional Information (Details) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Notes to the interim condensed consolidated statement of financial position
Increase in short-term deposit accounts	€ 2.4
Receivable for current year	2.7
Trade receivables decreased	€ (3.0)
Average payment period for trade receivables	30 days